Income Tax (Details Narrative) (10-K) - USD ($)		12 Months Ended
	Dec. 22, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income tax reconciliation description	The Tax Cuts and Jobs Act (“TCJA”) was enacted on December 22, 2017 and reduced the U. S. federal corporate income tax rate to 21.00% effective January 1, 2018.
Percentage on reduction rate	21.00%
Deferred tax asset valuation allowance decrease, amount		$ 1,205,334
Net operating losses		$ 11,500,000	$ 5,520,000
Percentage of taxable income		80.00%
Operating loss carryforwards, expiration term		Expiring on various dates through 2035
Net change in valuation allowance		$ 1,027,608	$ 1,568,981